Loan Facility - Additional Information (Details) - Loan Facility		12 Months Ended
	Nov. 14, 2019 USD ($) Installment shares	Dec. 31, 2019 USD ($)	Nov. 14, 2019 CAD ($) shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, Maximum borrowing capacity	$ 15,000,000
Loan facility, maturity date	October 31, 2022
Credit facility, Term	3 years
Number of quarterly repayments of principal balance | Installment	8
Credit facility, Date of first required payment	Jan. 31, 2021
Borrowings, interest rate basis	monthly interest payments based on an interest rate of 8% plus the greater of three-month London Inter-bank Offered Rate (“LIBOR”) or 2%
Credit facility accrued interest percent	8.00%		8.00%
Credit facility, effective interest rate adjustment	2.00%		2.00%
Number of common shares issued | shares	1,286,228		1,286,228
Common shares issued, value	$ 675,000		$ 895,000
Other transaction costs incurred	263,000
Credit facility, covenant, minimum cash balance	$ 3,000,000
Credit facility, covenant, Minimum working capital ratio	1.15
Percentage of Ore in process inventory	80.00%
Capitalized interest		$ 200,000
Accretion expense		47,000
Leach Pad Expansion
Disclosure Of Detailed Information About Borrowings [Line Items]
Paid for construction of facility		6,457,000
Remaining payables for construction		$ 8,389,000